Interest in Joint Operation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Summary of share of joint operation and includes inter-company transactions and balances	The following summarises the consideration and the cost of the Windfall joint venture:

	United States Dollar	Canadian Dollar	United States Dollar	Canadian Dollar
Figures in millions unless otherwise stated	25 Oct 2024	25 Oct 2024	31 Dec 2023	31 Dec 2023

Carrying value at 1 January	538.6	713.6	—	—
Initial recognition
Cash considerations
Purchase of equity-accounted investee	—	—	247.1	333.8
(a) C$300.0 million cash payment	—	—	221.5	300.0
(b) Pre-closing paid amounts
– C$16.9 million	—	—	12.8	16.9
– C$16.9 million	—	—	12.8	16.9
Contingent and exploration considerations
(c) C$300.0 million contingent consideration	—	—	190.8	258.4
(d) C$75.0 million exploration consideration	—	—	39.1	52.9
Subsequent measurement
Cash considerations
(e) Capital contributions	65.3	89.0	69.1	93.0
Contingent and exploration considerations
(c) C$300.0 million contingent consideration – net change in fair value[1]	8.0	10.9	7.3	9.9
(d) C$75.0 million exploration consideration – unwinding of discount rate[1]	4.8	6.6	2.9	3.9
Share of loss	(47.5)	(64.9)	(28.4)	(38.3)
Derecognition of 50% exploration consideration[2]	(22.8)	(31.7)	—	—
Derecognition of Windfall Project joint venture[2]	(519.3)	(723.5)	—	—
Translation adjustment	(27.1)	—	10.7	—
Carrying value at the end of the year	—	—	538.6	713.6
[1]The movements were recognised as part of the equity investment.
[2]Derecognised at 25 October 2024, the acquisition  date of the transaction.
Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	2024		2023
Figures in millions unless otherwise stated	US$	A$	US$	A$

Statement of financial position
Non-current assets	473.5	764.0	507.0	744.4
Property, plant and equipment	473.5	764.0	507.0	744.4
Current assets	68.2	110.1	70.3	103.2
Cash and cash equivalents	20.6	33.3	19.8	29.1
Inventories	38.5	62.1	47.2	69.3
Other receivables	9.1	14.7	3.3	4.8

Total assets	541.7	874.1	577.3	847.6
Total equity
Retained earnings	244.8	395.1	168.5	247.4
Non-current liabilities	150.6	243.0	162.9	239.2
Deferred taxation	63.0	101.6	60.4	88.7
Finance lease liabilities	65.0	104.9	77.6	114.0
Environmental rehabilitation costs	20.9	33.7	22.2	32.6
Long-term incentive plan	1.7	2.8	2.7	3.9
Current liabilities	146.3	236.0	245.9	361.0
Related entity loans payable	105.7	170.5	209.6	307.6
Trade and other payables	32.3	52.1	27.2	40.0
Current portion of finance lease liabilities	8.3	13.4	9.1	13.4

Total equity and liabilities	541.7	874.1	577.3	847.6